Net Income/(Loss) per Share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options to purchase ordinary shares
Anti-dilutive securities
Anti-dilutive securities excluded from computation of diluted net income/(loss) per share	37,838,136	37,940,736	34,445,604